      Forum Funds
      Three Canal Plaza, Suite 600
      Portland, Maine 04101

      November 2, 2010

      VIA EDGAR

      U.S. Securities and Exchange Commission
      100 F Street, N.E.
      Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

      Ladies and Gentlemen:

      On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus and Statement of Additional Information for Auxier Focus Fund dated November 1, 2010, do not differ from those contained in the
      Registration Statement of the Registrant which was filed electronically by EDGAR on October 28, 2010 (accession number 0000898432-10-001311).

      Questions related to this filing should be directed to my attention at (207) 347-2025.

      Sincerely,

      /s/ Lina Bhatnagar

      Lina Bhatnagar
      Secretary to the Registrant

      cc:  Francine J. Rosenberger, Esq.